Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of income and losses from discontinued operations

	For the Six Months Ended
	June 30,	June 30,
	2024	2023

REVENUES	$—	$2,265,425
COST OF REVENUES	—	1,406,787

GROSS PROFIT	—	858,638

OPERATING EXPENSES:
Selling	—	545,824
General and administrative	—	909,818
Research and development	—	695,294
Long-live assets impairment	—	2,621,079
Total operating expenses	—	4,772,015

LOSS FROM OPERATIONS	—	(3,913,377)

OTHER INCOME (EXPENSE)
Interest income	—	1,282
Interest expense	—	(22,808)
Other (expense) income, net	—	(166,516)
Total other income (expense), net	—	(188,042)

LOSS BEFORE INCOME TAXES	—	(4,101,419)

PROVISION FOR (BENEFIT OF) INCOME TAXES	—	—

NET LOSS FROM DISCONTINUED OPERATIONS	—	(4,101,419)